OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING INCOME
Leases	$ 711,575	$ 682,525	$ 624,062
Net foreign exchange and Derivatives Foreign exchange contracts	599,396	219,835	61,391
Services	143,145	170,494	170,459
Other reversals	70,352	49,079	47,657
Gains on sale of assets	65,932	93,548	75,976
Insurance	59,514	60,452	54,679
Penalties for failure to contracts	8,207	28,554	16,302
Investment property valuation	(3,501)	93,197	77,350
Hedging	(3,746)	663	14,158
Others	193,698	136,900	109,533
Total Other operating income	1,844,572	1,535,247	1,251,567
Lease income from property, operating and other leases	$ 8,632	$ 34,951	$ 22,768